Transactions with Related Parties - Statement of Operations (Tables) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Voyage Revenues	$ 157,145	$ 195,476
Voyage expenses	(10,484)	(12,062)
General and Administrative Expense [Abstract]
Rent	(24)	(10)
Sigma and Blue Fin pool [Member]
Voyage Revenues	15,068	5,348
TMS Tankers [Member]
Voyage expenses	(249)	(67)
General and Administrative Expense [Abstract]
Professional and Contract Services Expense	(2,299)	(787)
TMS Bulkers [Member]
Voyage expenses	(1,872)	(2,359)
Loss on sale of assets, net commisions	(1,180)	0
General and Administrative Expense [Abstract]
Professional and Contract Services Expense	(13,711)	(13,672)
Cardiff Tankers [Member]
Voyage expenses	(31)	0
Fabiana [Member]
General and Administrative Expense [Abstract]
Officers' Compensation	(1,757)	(1,919)
Vivid [Member]
General and Administrative Expense [Abstract]
Professional and Contract Services Expense	(8,033)	(205)
Chairman, President and Chief Executive Officer.
General and Administrative Expense [Abstract]
Amortization of CEO stock based compensation	(6,297)	(15,635)
Basset [Member]
General and Administrative Expense [Abstract]
Officers' Compensation	$ (1,983)	$ 0